SUPPLEMENT DATED MARCH 22, 2000
          TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2000
                                       OF
                            THE ROCKLAND GROWTH FUND
                      A SERIES OF THE ROCKLAND FUNDS TRUST

                                  P.O. BOX 701
                              MILWAUKEE, WISCONSIN
                                   53201-0701

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The Statement of Additional Information dated January 28, 2000 of The Rockland
Growth Fund (the "Fund") is amended and supplemented as shown below.

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The section entitled "PRICING OF SHARES", appearing on page 28 has been renamed
"RECEIPT OF ORDERS; PRICING OF SHARES" and the first paragraph of that section has been deleted and replaced with the following paragraphs:

         The Retail class shares are offered to the public at the Offering Price, which is the sum of the net asset per share (next computed after receipt of an order in proper form by a broker-dealer (or its designee), the Distributor or Firstar, the Fund's transfer agent) and the applicable sales charge. The Institutional class shares are offered to the public at their net asset value (next computed after receipt of an order in proper form by a broker-dealer (or its designee), the Distributor or Firstar) without any initial sales charge.

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers have also been authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.

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On page 30, under the section entitled "COMPARISONS", the following paragraph has been inserted at the end of the section:

         The annual report contains additional performance information and is available to investors upon request and without charge.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE